Note 6 - Long-term Debt - Composition of Long-term Debt (Details) (Parentheticals)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
First Mortgage Bonds Three Percentage Series Due March152023 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	3.40%	3.40%
Debt Instrument Maturity Date	Aug. 15, 2023	Aug. 15, 2023
Floating Rate Series Due December 2, 2024 [Member] | Spire Missouri [Member]
Debt Instrument Maturity Date	Dec. 02, 2024
First Mortgage Bonds Three Point Four Percentage Series Due August152023 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	3.40%	3.40%
Debt Instrument Maturity Date	Mar. 15, 2028	Mar. 15, 2028
First Mortgage Bonds Three Point Four Percentage Series Due March152028 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	7.00%	7.00%
Debt Instrument Maturity Date	Jun. 01, 2029	Jun. 01, 2029
First Mortgage Bonds Seven Percentage Series Due June12029 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	2.84%	2.84%
Debt Instrument Maturity Date	Nov. 15, 2029	Nov. 15, 2029
First Mortgage Bonds Two Point Eight Four Percentage Series Due November152029 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	7.90%	7.90%
Debt Instrument Maturity Date	Sep. 15, 2030	Sep. 15, 2030
First Mortgage Bonds Seven Point Nine Percentage Series Due September152030 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	3.68%	3.68%
Debt Instrument Maturity Date	Sep. 15, 2032	Sep. 15, 2032
First Mortgage Bonds Three Point Six Eight Percentage Series Due September152032 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	6.00%	6.00%
Debt Instrument Maturity Date	May 01, 2034	May 01, 2034
First Mortgage Bonds Six Percentage Series Due May12034 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	6.15%	6.15%
Debt Instrument Maturity Date	Jun. 01, 2036	Jun. 01, 2036
First Mortgage Bonds Six Point One Five Percentage Series Due June12036 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	4.63%	4.63%
Debt Instrument Maturity Date	Aug. 15, 2043	Aug. 15, 2043
First Mortgage Bonds Four Point Six Three Percentage Series Due August152043 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	4.23%	4.23%
Debt Instrument Maturity Date	Sep. 15, 2047	Sep. 15, 2047
First Mortgage Bonds Four Point Two Three Percentage Series Due September152047 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	3.30%	3.30%
Debt Instrument Maturity Date	Jun. 01, 2051	Jun. 01, 2051
First Mortgage Bonds Three Point Three Zero Percentage Series Due June12051 [Member] | Spire Missouri [Member]
Debt Instrument Interest Rate	4.38%	4.38%
Debt Instrument Maturity Date	Sep. 15, 2057	Sep. 15, 2057
Three Point Eight Six Percentage Notes Due December222021 [Member] | Spire Alabama Inc [Member]
Debt Instrument Interest Rate	3.86%	3.86%
Debt Instrument Maturity Date	Dec. 22, 2021	Dec. 22, 2021
Three Point Two One Percentage Notes Due September152025 [Member] | Spire Alabama Inc [Member]
Debt Instrument Interest Rate	3.21%	3.21%
Debt Instrument Maturity Date	Sep. 15, 2025	Sep. 15, 2025
Two Point Eight Eight Percentage Notes Due December12029 [Member] | Spire Alabama Inc [Member]
Debt Instrument Interest Rate	2.88%	2.88%
Debt Instrument Maturity Date	Dec. 01, 2029	Dec. 01, 2029
Two Point Zero Four Percentage Notes Due December152030 [Member] | Spire Alabama Inc [Member]
Debt Instrument Interest Rate	2.04%	2.04%
Debt Instrument Maturity Date	Dec. 15, 2030	Dec. 15, 2030
Five Point Nine Zero Percentage Notes Due January152037 [Member] | Spire Alabama Inc [Member]
Debt Instrument Interest Rate	5.90%	5.90%
Debt Instrument Maturity Date	Jan. 15, 2037	Jan. 15, 2037
Four Point Three One Percentage Notes Due December12045 [Member] | Spire Alabama Inc [Member]
Debt Instrument Interest Rate	4.31%	4.31%
Debt Instrument Maturity Date	Dec. 01, 2045	Dec. 01, 2045
Three Point Nine Two Percentage Notes Due January152048 [Member] | Spire Alabama Inc [Member]
Debt Instrument Interest Rate	3.92%	3.92%
Debt Instrument Maturity Date	Jan. 15, 2048	Jan. 15, 2048
Four Point Six Four Percentage Notes Due January152049 [Member] | Spire Alabama Inc [Member]
Debt Instrument Interest Rate	4.64%	4.64%
Debt Instrument Maturity Date	Jan. 15, 2049	Jan. 15, 2049
Four Point Zero Two Percentage Notes Due January152058 [Member] | Spire Alabama Inc [Member]
Debt Instrument Interest Rate	4.02%	4.02%
Debt Instrument Maturity Date	Jan. 15, 2058	Jan. 15, 2058
Parent Company [Member] | Three Point Three One Percent Notes Payable Due December152022 [Member]
Debt Instrument Interest Rate	3.31%	3.31%
Debt Instrument Maturity Date	Dec. 15, 2022	Dec. 15, 2022
Parent Company [Member] | Three Point Five Four Percent Senior Notes Due February272024 [Member]
Debt Instrument Interest Rate	3.54%	3.54%
Debt Instrument Maturity Date	Feb. 27, 2024	Feb. 27, 2024
Parent Company [Member] | Zero Point Seven Five Percent Remarketable Senior Notes Due March12026 [Member]
Debt Instrument Interest Rate	0.75%	0.75%
Debt Instrument Maturity Date	Mar. 01, 2026	Mar. 01, 2026
Parent Company [Member] | Two Point Five Two Percent Senior Notes Due September 1 2021 [Member]
Debt Instrument Interest Rate	3.13%	3.13%
Debt Instrument Maturity Date	Sep. 01, 2026	Sep. 01, 2026
Parent Company [Member] | Three Point One Three Percent Senior Notes Due September12026 [Member]
Debt Instrument Interest Rate	3.93%	3.93%
Debt Instrument Maturity Date	Mar. 15, 2027	Mar. 15, 2027
Parent Company [Member] | Three Point Nine Three Percent Senior Notes Due March152027 [Member]
Debt Instrument Interest Rate	4.70%	4.70%
Debt Instrument Maturity Date	Aug. 15, 2044	Aug. 15, 2044
Subsidiaries [Member] | Four Point One Four Percent First Mortgage Bonds Due September302021 [Member]
Debt Instrument Interest Rate	5.00%	5.00%
Debt Instrument Maturity Date	Sep. 30, 2031	Sep. 30, 2031
Subsidiaries [Member] | Two Nine Five Percent Notes With Annual Principal Payments Through December2034 [Member]
Debt Instrument Interest Rate	2.95%	2.95%
Debt Instrument Maturity Date	Dec. 31, 2034	Dec. 31, 2034
Subsidiaries [Member] | Five Percent First Mortgage Bonds Due September302031 [Member]
Debt Instrument Interest Rate	3.52%	3.52%
Debt Instrument Maturity Date	Sep. 30, 2049	Sep. 30, 2049